Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (92,563)	$ (98,423)	$ (148,557)
Expected income tax recovery	(24,066)	(25,580)	(38,628)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	2,176	3,553	2,495
Other permanent differences	5,854	(76)	(446)
Withholding taxes	1,109	1,429	969
Foreign tax rate differences, foreign exchange and other adjustments	(4,561)	(138)	7,409
Non-taxable income from equity investment	925	(4,313)	(4,162)
Change in valuation allowance	32,583	21,036	25,784
Goodwill impairment	0	4,820	4,748
Change in uncertain tax position	301	0	1,252
Bargain purchase gain	(9,311)	0	0
Income tax expense (recovery)	$ 5,010	$ 731	$ (579)